INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current income taxes	$ 861	$ 286
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	143	499
Expense / (recovery) arising from previously unrecognized tax assets	(955)	3
Change of tax rates and new legislation	(297)	(175)
Total deferred income taxes	(1,109)	327
Income taxes	$ (248)	$ 613